Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Retained Earnings (Accumulated Deficit) USD ($)	Retained Earnings (Accumulated Deficit) CNY	Statutory Reserve USD ($)	Statutory Reserve CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive (Loss) Income USD ($)	Accumulated Other Comprehensive (Loss) Income CNY	Non-Controlling Interest USD ($)	Non-Controlling Interest CNY
Balance at Dec. 31, 2008		900,180		926		(25,172)		65,736		880,581		(21,891)		0
Balance, shares at Dec. 31, 2008				34,998,020
Issuance of ADR shares for the exercises of employee share options				3						(3)
Issuance of ADR shares for the exercises of employee share options, shares				120,536
Provision for statutory reserve						(9,323)		9,323
Net income (loss)		1,243				1,332								(89)
Foreign currency translation adjustments		(5)										(5)
Employee share options compensation		4,467								4,467
Unrealized gain (loss) on available-for-sale securities		16,451										16,451
Balance at Dec. 31, 2009		922,336		929		(33,163)		75,059		885,045		(5,445)		(89)
Balance, shares at Dec. 31, 2009				35,118,556
Issuance of ADR shares for the exercises of employee share options				36						(36)
Issuance of ADR shares for the exercises of employee share options, shares				1,624,276
Provision for statutory reserve						(2,576)		2,576
Sale of non-controlling interest		89												89
Net income (loss)		12,325				12,325
Foreign currency translation adjustments		(10,572)										(10,572)
Employee share options compensation		31,710								31,710
Unrealized gain (loss) on available-for-sale securities		(7,063)										(7,063)
Balance at Dec. 31, 2010		948,825		965		(23,414)		77,635		916,719		(23,080)		0
Balance, shares at Dec. 31, 2010		36,742,832		36,742,832
Issuance of ADR shares for the exercises of employee share options				17						(17)
Issuance of ADR shares for the exercises of employee share options, shares				795,329
Capital invested in Dalian Changzheng		49,999												49,999
Provision for statutory reserve						(843)		843
Net income (loss)	556	3,510				3,525								(15)
Foreign currency translation adjustments	(2,384)	(15,004)										(15,004)
Employee share options compensation		7,127								7,127
Unrealized gain (loss) on available-for-sale securities	(1,438)	(9,053)										(9,053)
Balance at Dec. 31, 2011	$ 156,566	985,404	$ 156	982	$ (3,294)	(20,732)	$ 12,469	78,478	$ 146,782	923,829	$ (7,489)	(47,137)	$ 7,942	49,984
Balance, shares at Dec. 31, 2011	37,538,161		37,538,161